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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02213
                                   ---------

CASTLE CONVERTIBLE FUND, INC.
-----------------------------
(Exact name of registrant as specified in charter)

111 FIFTH AVENUE - 2ND FLOOR, NEW YORK, NY                       10003
--------------------------------------------------------------------------------
 (Address of principal executive offices)                        (Zip code)


              FRED ALGER MANAGEMENT, INC., ATTN: FREDERICK A. BLUM
                      111 FIFTH AVENUE, NEW YORK, NY 10003
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 547-3652
                                                    ----------------------------

Date of fiscal year end:  10/31/05
                         -----------------------------------------

Date of reporting period:  07/01/05- 06/30/2006
                          ----------------------------------------

    Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of44U.S.C. ss. 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02213
Reporting Period: 07/01/2005 - 06/30/2006
Castle Convertible Fund, Inc.









======================== CASTLE CONVERTIBLE FUND, INC. =========================


BANK OF AMERICA CORP.

Ticker:       BAC            Security ID:  060505104
Meeting Date: APR 26, 2006   Meeting Type: Annual
Record Date:  MAR 3, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director William Barnet, III        For       For        Management
1.2   Elect Director Frank P. Bramble, Sr.      For       For        Management
1.3   Elect Director John T. Collins            For       For        Management
1.4   Elect Director Gary L. Countryman         For       For        Management
1.5   Elect Director Tommy R. Franks            For       For        Management
1.6   Elect Director Paul Fulton                For       For        Management
1.7   Elect Director Charles K. Gifford         For       For        Management
1.8   Elect Director W. Steven Jones            For       For        Management
1.9   Elect Director Kenneth D. Lewis           For       For        Management
1.10  Elect Director Monica C. Lozano           For       For        Management
1.11  Elect Director Walter E. Massey           For       For        Management
1.12  Elect Director Thomas J. May              For       For        Management
1.13  Elect Director Patricia E. Mitchell       For       For        Management
1.14  Elect Director Thomas M. Ryan             For       For        Management
1.15  Elect Director O. Temple Sloan, Jr.       For       For        Management
1.16  Elect Director Meredith R. Spangler       For       For        Management
1.17  Elect Director Robert L. Tillman          For       For        Management
1.18  Elect Director Jackie M. Ward             For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Publish Political Contributions           Against   Against    Shareholder
5     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors
6     Provide for an Independent Chairman       Against   For        Shareholder
7     Exclude Reference to Sexual Orientation   Against   Against    Shareholder
      from the Company's EEO Statement

--------------------------------------------------------------------------------

CITIGROUP INC.

Ticker:       C              Security ID:  172967101
Meeting Date: APR 18, 2006   Meeting Type: Annual
Record Date:  FEB 24, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director C. Michael Armstrong       For       For        Management
1.2   Elect Director Alain J.P. Belda           For       For        Management
1.3   Elect Director George David               For       For        Management
1.4   Elect Director Kenneth T. Derr            For       For        Management
1.5   Elect Director John M. Deutch             For       For        Management
1.6   Elect Director Roberto Hernandez Ramirez  For       For        Management
1.7   Elect Director Ann Dibble Jordan          For       For        Management
1.8   Elect Director Klaus Kleinfeld            For       For        Management
1.9   Elect Director Andrew N. Liveris          For       For        Management
1.10  Elect Director Dudley C. Mecum            For       For        Management
1.11  Elect Director Anne M. Mulcahy            For       For        Management
1.12  Elect Director Richard D. Parsons         For       For        Management
1.13  Elect Director Charles Prince             For       For        Management
1.14  Elect Director Dr. Judith Rodin           For       For        Management
1.15  Elect Director Robert E. Rubin            For       For        Management
1.16  Elect Director Franklin A. Thomas         For       For        Management
2     Ratify Auditors                           For       For        Management
3     Reduce Supermajority Vote Requirement     For       For        Management
4     Reduce Supermajority Vote Requirement     For       For        Management
5     Reduce Supermajority Vote Requirement     For       For        Management
6     End Issuance of Options and Prohibit      Against   Against    Shareholder
      Repricing
7     Report on Political Contributions         Against   Against    Shareholder
8     Report on Charitable Contributions        Against   Against    Shareholder
9     Performance-Based Equity Awards           Against   For        Shareholder
10    Reimbursement of Expenses Incurred by     Against   Against    Shareholder
      Shareholder(s)
11    Separate Chairman and CEO Positions       Against   Against    Shareholder
12    Clawback of Payments Under Restatement    Against   Against    Shareholder


--------------------------------------------------------------------------------

CONOCOPHILLIPS

Ticker:       COP            Security ID:  20825C104
Meeting Date: MAY 10, 2006   Meeting Type: Annual
Record Date:  MAR 10, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Richard L. Armitage        For       For        Management
1.2   Elect Director Richard H. Auchinleck      For       For        Management
1.3   Elect Director Harald J. Norvik           For       For        Management
1.4   Elect Director William K. Reilly          For       For        Management
1.5   Elect Director Victoria J. Tschinkel      For       For        Management
1.6   Elect Director Kathryn C. Turner          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Report Damage Resulting From Drilling     Against   For        Shareholder
      Inside the National Petroleum Reserve
4     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors
5     Submit Supplemental Executive Retirement  Against   For        Shareholder
      Plans to Shareholder vote
6     Report Accountability for Company's       Against   Against    Shareholder
      Environmental Impacts due to Operation
7     Non-Employee Director Compensation        Against   Against    Shareholder

--------------------------------------------------------------------------------

E*TRADE FINANCIAL CORP.

Ticker:       ET             Security ID:  269246104
Meeting Date: MAY 25, 2006   Meeting Type: Annual
Record Date:  APR 3, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Michael K. Parks           For       For        Management
1.2   Elect Director Lewis E. Randall           For       For        Management
1.3   Elect Director Stephen H. Willard         For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

ENTERGY CORP.

Ticker:       ETR            Security ID:  29364G103
Meeting Date: MAY 12, 2006   Meeting Type: Annual
Record Date:  MAR 14, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Maureen Scannell Bateman   For       For        Management
1.2   Elect Director W. Frank Blount            For       For        Management
1.3   Elect Director Simon D. Debree            For       For        Management
1.4   Elect Director Gary W. Edwards            For       For        Management
1.5   Elect Director Alexis Herman              For       For        Management
1.6   Elect Director Donald C. Hintz            For       For        Management
1.7   Elect Director J. Wayne Leonard           For       For        Management
1.8   Elect Director Stuart L. Levenick         For       For        Management
1.9   Elect Director Robert v.d. Luft           For       For        Management
1.10  Elect Director James R. Nichols           For       For        Management
1.11  Elect Director William A. Percy, II       For       For        Management
1.12  Elect Director W. J. Tauzin               For       For        Management
1.13  Elect Director Steven V. Wilkinson        For       For        Management
2     Reduce Supermajority Vote Requirement     For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management
4     Ratify Auditors                           For       For        Management
5     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors


--------------------------------------------------------------------------------

GLAXOSMITHKLINE PLC (FORMERLY GLAXO WELLCOME PLC )

Ticker:       GSK            Security ID:  37733W105
Meeting Date: MAY 17, 2006   Meeting Type: Annual
Record Date:  MAR 10, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     TO RECEIVE AND ADOPT THE DIRECTORS        For       For        Management
      REPORT AND THE FINANCIAL STATEMENTS
2     TO APPROVE THE REMUNERATION REPORT        For       For        Management
3     TO ELECT DR MONCEF SLAOUI AS A DIRECTOR   For       For        Management
4     TO ELECT MR TOM DE SWAAN AS A DIRECTOR    For       For        Management
5     TO RE-ELECT MR LARRY CULP AS A DIRECTOR   For       For        Management
6     TO RE-ELECT SIR CRISPIN DAVIS AS A        For       For        Management
      DIRECTOR
7     TO RE-ELECT DR RONALDO SCHMITZ AS A       For       For        Management
      DIRECTOR
8     Ratify Auditors                           For       For        Management
9     REMUNERATION OF AUDITORS                  For       For        Management
10    TO AUTHORISE THE COMPANY TO MAKE          For       For        Management
      DONATIONS TO EU POLITICAL ORGANISATIONS
      AND INCUR EU POLITICAL EXPENDITURE
11    AUTHORITY TO ALLOT SHARES                 For       For        Management
12    DISAPPLICATION OF PRE-EMPTION RIGHTS      For       For        Management
      (INDICATES A SPECIAL RESOLUTION)
13    AUTHORITY FOR THE COMPANY TO PURCHASE ITS For       For        Management
      OWN SHARES (INDICATES A SPECIAL
      RESOLUTION)

--------------------------------------------------------------------------------

JPMORGAN CHASE & CO.

Ticker:       JPM            Security ID:  46625H100
Meeting Date: MAY 16, 2006   Meeting Type: Annual
Record Date:  MAR 17, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John H. Biggs              For       For        Management
1.2   Elect Director Stephen B. Burke           For       For        Management
1.3   Elect Director James S. Crown             For       For        Management
1.4   Elect Director James Dimon                For       For        Management
1.5   Elect Director Ellen V. Futter            For       For        Management
1.6   Elect Director William H. Gray, III       For       For        Management
1.7   Elect Director William B. Harrison, Jr.   For       For        Management
1.8   Elect Director Laban P. Jackson, Jr.      For       For        Management
1.9   Elect Director John W. Kessler            For       For        Management
1.10  Elect Director Robert I. Lipp             For       For        Management
1.11  Elect Director Richard A. Manoogian       For       For        Management
1.12  Elect Director David C. Novak             For       For        Management
1.13  Elect Director Lee R. Raymond             For       For        Management
1.14  Elect Director William C. Weldon          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Put Repricing of Stock Options to         Against   Against    Shareholder
      Shareholder Vote
4     Performance-Based Equity Awards           Against   For        Shareholder
5     Separate Chairman and CEO Positions       Against   For        Shareholder
6     Remove Reference to Sexual Orientation    Against   Against    Shareholder
      from EEO Statement
7     Amend Articles/Bylaws/Charter -- Call     Against   For        Shareholder
      Special Meetings
8     Report on Lobbying Activities             Against   For        Shareholder
9     Report on Political Contributions         Against   For        Shareholder
10    Approve Terms of Existing Poison Pill     Against   Against    Shareholder
11    Provide for Cumulative Voting             Against   For        Shareholder
12    Claw-back of Payments under Restatements  Against   Against    Shareholder
13    Require Director Nominee Qualifications   Against   Against    Shareholder


--------------------------------------------------------------------------------

ROYAL DUTCH SHELL PLC

Ticker:       RDS            Security ID:  780259206
Meeting Date: MAY 16, 2006   Meeting Type: Annual
Record Date:  MAR 30, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     ADOPTION OF ANNUAL REPORT AND ACCOUNTS    For       For        Management
2     APPROVAL OF REMUNERATION REPORT           For       For        Management
3.1   Elect  Director Jorma Ollila              For       For        Management
3.2   Elect  Director Nick Land                 For       For        Management
3.3   Elect  Director Lord Kerr                 For       For        Management
3.4   Elect  Director Jeroen Van Der Veer       For       For        Management
3.5   Elect  Director Rob Routs                 For       For        Management
3.6   Elect  Director Wim Kok                   For       For        Management
4     Ratify Auditors                           For       For        Management
5     REMUNERATION OF AUDITORS                  For       For        Management
6     AUTHORITY TO ALLOT SHARES                 For       For        Management
7     DISAPPLICATION OF PRE-EMPTION RIGHTS      For       For        Management
8     AUTHORITY TO PURCHASE OWN SHARES          For       For        Management
9     AUTHORITY FOR CERTAIN DONATIONS AND       For       For        Management
      EXPENDITURE
10    SHAREHOLDER RESOLUTION                    Against   Against    Shareholder

--------------------------------------------------------------------------------

TXU CORP.

Ticker:       TXU            Security ID:  873168108
Meeting Date: MAY 19, 2006   Meeting Type: Annual
Record Date:  MAR 21, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director E. Gail de Planque         For       For        Management
1.2   Elect Director Leldon E. Echols           For       For        Management
1.3   Elect Director Kerney Laday               For       For        Management
1.4   Elect Director Jack E. Little             For       For        Management
1.5   Elect Director Gerardo I. Lopez           For       For        Management
1.6   Elect Director J.E. Oesterreicher         For       For        Management
1.7   Elect Director Michael W. Ranger          For       For        Management
1.8   Elect Director Leonard H. Roberts         For       For        Management
1.9   Elect Director Glenn F. Tilton            For       For        Management
1.10  Elect Director C. John Wilder             For       For        Management
2     Ratify Auditors                           For       For        Management
3     Establish Range For Board Size            For       For        Management
4     Amend Articles/Bylaws/Charter-Non-Routine For       For        Management
5     Require a Majority Vote for the Election  Against   For        Shareholder
      of Directors

========== END NPX REPORT

                                   SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Castle Convertible Fund, Inc.
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Daniel C. Chung
                          ------------------------------------------------------
                          Daniel C. Chung, Principal Executive Officer


Date 8/21/2006
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.